SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jul. 23, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Concentration Risk, Percentage				3.00%	5.00%
Advertising Expense				$ 103,624	$ 61,536
Research and Development Expense		$ 164,934	$ 116,428	531,676	386,109
Accrued Initial Public Offering Costs				0	430,125
Foreign Currency Transaction Gain (Loss), before Tax		$ 31,463	$ (203,264)	(122,163)	199,919
IPO [Member]
Initial Public Offering Costs				1,170,582	1,312,850
Accrued Initial Public Offering Costs					430,125
Stock Issued During Period, Shares, New Issues	4,080,000
Share Price	$ 5.00
Proceeds from Issuance Initial Public Offering	$ 16,300,000
Adjustments to Additional Paid in Capital, Other	$ 2,483,432
Business Combination, Acquisition Related Costs				$ 862,886	$ 281,048
Computer Equipment [Member]
Property, Plant and Equipment, Estimated Useful Lives				three
Other Assets [Member]
Property, Plant and Equipment, Estimated Useful Lives				five
Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives				five
Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives				three
Acquired Entities [Member]
Concentration Risk, Percentage				36.00%
Customer Concentration Risk [Member]
Concentration Risk, Percentage				64.00%	90.00%